Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income (loss) from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
United Kingdom	40	40	(355)
United States	(179)	(20)	(776)
Italy	612	438	229
Other	116	70	55
	589	529	(848)

Provision (Benefit) for Income Taxes
The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Current:
United Kingdom	3	—	(1)
United States	75	41	10
Italy	116	155	66
Other	57	40	31
	252	236	106
Deferred:
United States	(66)	76	(62)
Italy	—	(22)	(1)
Other	(11)	(16)	(16)
	(77)	38	(78)
	175	274	28

Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates	A reconciliation of the provision for income taxes, from the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods to income (loss) from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
Income (loss) from continuing operations before provision for income taxes	589	529	(848)
United Kingdom statutory tax rate	19.0%	19.0%	19.0%
Statutory tax expense (benefit)	112	100	(161)

Change in valuation allowances	22	125	128
Italy regional tax (“IRAP”) and state taxes	33	41	9
Non-deductible expenses	17	25	2
Base erosion and anti-abuse (“BEAT”) tax	—	17	13
Foreign tax and statutory rate differential (1)	42	17	(14)
Foreign tax expense, net of U.S. federal benefit	18	11	10
Provision to return adjustment	(9)	6	—
GILTI tax	9	5	3
Non-deductible goodwill impairment	—	—	56
Non-taxable gain on sale of business	(79)	—	—
Non-taxable foreign exchange loss (gain)	2	(11)	—
Italian patent box tax benefit	—	(27)	—
Tax law changes	6	(38)	(20)
Other	2	2	2
	175	274	28

Effective tax rate	29.7%	51.8%	(3.3)%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2022	2021
Deferred tax assets:
Net operating losses	238	286
Section 163(j) interest limitation	200	190
Italian goodwill tax step-up	109	119
Provisions not currently deductible for tax purposes	150	85
Lease liabilities	63	66
Jackpot timing differences	30	30
Depreciation and amortization	63	29
Inventory reserves	5	10
Other	73	63
Gross deferred tax assets	930	878
Valuation allowance	(430)	(412)
Deferred tax assets, net of valuation allowance	500	466

Deferred tax liabilities:
Acquired intangible assets	446	462
Depreciation and amortization	156	163
Italian goodwill equity reserve liability	99	105
Lease right-of-use assets	57	60
Other	8	6
Total deferred tax liabilities	767	795
Net deferred income tax liability	(267)	(329)

Our net deferred income taxes are recorded in the consolidated balance sheets as follows:

	December 31,
($ in millions)	2022	2021
Deferred income taxes - non-current asset	38	39
Deferred income taxes - non-current liability	(305)	(368)
	(267)	(329)

Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2022	2021	2020
Balance at beginning of year	412	284	156
Net charges to expense	22	86	120
Tax rate change	—	39	8
Provision to return adjustment	(3)	3	—
Balance at end of year	430	412	284

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ in millions)	2022	2021	2020
Balance at beginning of year	27	27	29
Additions to tax positions - current year	1	1	—
Reductions to tax positions - prior years	—	(1)	(2)
Lapses in statutes of limitations	—	—	(1)
Balance at end of year	27	27	27